Segment, Geographic and Other Revenue Information - Footnotes (Detail) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
		Dec. 31, 2017	Nov. 30, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Charges for legal matters	[1]			$ 240		$ 510		$ 975
Loss on sale of HIS net assets	[2],[3]			55		1,712		0
Certain asset impairments	[4]			395		1,447		818
Business and legal entity alignment costs	[5]			71		261		282
Loss on early retirement of debt		$ 999	$ 312	999	[6]	312	[6]	0	[6]
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs				348		1,500		584
Charges for legal matters				237		494
Certain asset impairments				379
Business and legal entity alignment costs				71
Loss on early retirement of debt				999		312
Other charges				556		197		332
Certain asset impairments						1,400		787
Alignment costs						261		282
Settlements of pension obligations related to terminated employees								491
Other legal matters, net								968
Venezuela [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Foreign currency loss and inventory impairment								878
HIS [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Loss on sale of HIS net assets				55		1,700
Scenario, Adjustment [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Costs reclassified						165		177
ViiV Healthcare Limited [Member] | Innovative Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Dividend income				$ 266
Pfizer's Worldwide Research and Development and Pfizer's Global Product Development [Member] | Scenario, Adjustment [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs reclassified						$ (165)		$ (177)

[1]	In 2017, primarily includes a $94 million charge to resolve a class action lawsuit filed by direct purchasers relating to Celebrex, which is subject to court approval (for additional information, see Note 17A2), and a $79 million charge to reflect damages awarded by a jury in a patent matter. In 2016, primarily includes amounts to resolve a Multi-District Litigation relating to Celebrex and Bextra pending against the Company in New York federal court for $486 million, partially offset by the reversal of a legal accrual where a loss was no longer deemed probable. In addition, 2016 includes a settlement related to a patent matter. In 2015, primarily includes $784.6 million related to an agreement in principle reached in February 2016 and finalized in April 2016 to resolve claims alleging that Wyeth's practices relating to the calculation of Medicaid rebates for its drug, Protonix (pantoprazole sodium), between 2001 and 2006, several years before Pfizer acquired Wyeth in 2009, violated the Federal Civil False Claims Act and other laws.
[2]	Amounts may not add due to rounding.
[3]	In 2017, represents adjustments to amounts previously recorded to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[4]	In 2017, primarily includes intangible asset impairment charges of $337 million, reflecting (i) $127 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a generic sterile injectable product for the treatment of edema associated with certain conditions; (ii) $124 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a sterile injectable pain reliever; (iii) $39 million related to developed technology rights, acquired in connection with our acquisition of NextWave, for the treatment of attention deficit hyperactivity disorder; (iv) $26 million related to developed technology rights, acquired in connection with our acquisition of Hospira, for a generic injectable antibiotic product for the treatment of bacterial infections; and (v) $20 million related to other developed technology rights. The intangible asset impairment charges for 2017 are associated with EH and reflect, among other things, updated commercial forecasts and an increased competitive environment. In addition, 2017 includes a loss of $43 million for an impairment of our AM-Pharma B.V. long-term investment (see Note 2E).In 2016, primarily includes intangible asset impairment charges of $869 million, reflecting (i) $366 million related to developed technology rights for a generic injectable antibiotic product for the treatment of bacterial infections; and (ii) $265 million related to an IPR&D compound for the treatment of anemia, both acquired in connection with our acquisition of Hospira; (iii) $128 million of sterile injectable IPR&D compounds acquired in connection with our acquisition of InnoPharma; and (iv) $110 million of other IPR&D assets, $81 million of which were acquired in connection with our acquisition of Hospira and $29 million of which were acquired in connection with our acquisition of King in 2011. The intangible asset impairment charges for 2016 are associated with the following: EH ($840 million) and IH ($29 million). In addition, 2016 includes an impairment loss of $452 million related to Pfizer’s then 49%-owned equity-method investment with Hisun in China, Hisun Pfizer, and an impairment loss of $50 million related to Pfizer's 40%-owned equity-method investment in Teuto. For additional information concerning Hisun Pfizer and Teuto, see Note 2D. The intangible asset impairment charge for 2016 for the IPR&D compound for the treatment of anemia acquired in connection with our acquisition of Hospira reflects, among other things, the impact of regulatory delays, including delays resulting from a then recent court ruling, requiring a 180-day waiting period after approval before a biosimilar product can be launched. The intangible asset impairment charges for 2016 for the sterile injectable IPR&D compounds acquired in connection with our acquisition of InnoPharma reflect, among other things, the impact of portfolio prioritization decisions and decreased commercial profiles of certain compounds. The intangible asset impairment charges for 2016 for developed technology rights and other IPR&D assets acquired in connection with our acquisition of Hospira reflect, among other things, the impact of regulatory delays, the impact of new scientific findings, updated commercial forecasts, changes in pricing, and an increased competitive environment. The intangible asset impairment charges for 2016 for other IPR&D assets acquired in connection with our acquisition of King reflect changes in the competitive environment.In 2015, primarily includes an impairment loss of $463 million related to Pfizer’s then 49%-owned equity-method investment in Hisun Pfizer (for additional information concerning Hisun Pfizer, see Note 2D) and intangible asset impairment charges of $323 million, reflecting (i) $132 million related to indefinite-lived brands; (ii) $120 million related to developed technology rights for the treatment of attention deficit hyperactivity disorder; and (iii) $71 million related to IPR&D compounds. The intangible asset impairment charges for 2015 are associated with the following: EH ($294 million), WRD ($13 million); and Consumer Healthcare ($17 million).The intangible asset impairment charges for 2015 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, and an increased competitive environment.
[5]	Represents expenses for changes to our infrastructure to align our commercial operations, including costs to internally separate our businesses into distinct legal entities, as well as to streamline our intercompany supply operations to better support each business.
[6]	In 2017 and 2016, represents net losses due to the early retirement of debt, inclusive of the related termination of cross currency swaps in 2017 and inclusive of the related termination of interest rate swaps in 2016.